UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street
Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Income Securities Trust

Semiannual Report
6.30.08

Ticker | **JHS**

Portfolio summary

Top 10 holdings[1]

Federal National Mortgage Assn., 9-1-36, 6.000%	6.2%

Federal National Mortgage Assn., 1-1-38, 6.000%	3.7%

Federal National Mortgage Assn., 6-1-37, 5.500%	2.1%

Federal National Mortgage Assn., 12-1-37, 5.500%	2.0%

Federal National Mortgage Assn., 3-1-37, 5.500%	1.8%

Federal National Mortgage Assn., 9-1-26, 5.500%	1.8%

Federal Home Loan Mortgage Assn., 5-1-37, 6.00%	1.7%

Federal National Mortgage Assn., 2-1-36, 5.500%	1.7%

GSR Mortgage Loan Trust, 5-25-36, 6.500%	1.5%

Federal Home Loan Mortgage Assn., 8-1-37, 6.00%	1.5%

Sector distribution[1,2]

Government — U.S. agency	35%	Materials	4%

Mortgage bonds	16%	Energy	3%

Financials	14%	Health care	2%

Consumer discretionary	9%	Consumer staples	1%

Industrials	5%	Information technology	1%

Telecommunication services	4%	Other	2%

Utilities	4%

Quality distribution[1]

AAA	44%	BB	10%

AA	6%	B	10%

A	8%	CCC	2%

BBB	16%	Short-term investments & other	4%

1 As a percentage of the Fund’s total investments on June 30, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Income Securities Trust | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-08 (unaudited)

This schedule is divided into five main categories: bonds, preferred stocks, tranche loans, U.S. government and agency securities, and short-term investments. Bonds, preferred stocks, tranche loans, and U.S. government and agency securities are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 92.06%					$138,682,837

(Cost $156,632,851)

Advertising 0.39%					592,025

R.H. Donnelley Corp.,
Sr Disc Note Ser A–1	6.875%	01-15-13	B–	$200	119,000
Sr Disc Note Ser A–2	6.875	01-15-13	B–	300	178,500
Sr Note (S)	8.875	10-15-17	B–	495	294,525

Agricultural Products 0.34%					518,597

Bunge Ltd. Finance Corp.,
Gtd Sr Note	5.350	04-15-14	BBB–	555	518,597

Airlines 1.69%					2,550,506

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1 Class A	6.545	02-02-19	A–	348	318,834
Pass Thru Ctf Ser 2000-2 Class B	8.307	04-02-18	BB–	391	324,549
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	B+	106	87,794

Delta Airlines, Inc.,
Sec Pass Thru Ctf Ser A	6.821	08-10-22	A–	773	653,529
Sr Pass Thru Ctf Ser 2001-1 Class C	6.417	07-02-12	AA	825	792,000

Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 2007-1	7.027	11-01-19	A–	445	373,800

Aluminum 0.66%					999,775

CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11-15-15	CCC+	1,015	999,775

Auction Dealer 0.30%					454,250

Sotheby’s,
Sr Note (S)	7.750	06-15-15	BBB–	460	454,250

Auto Parts & Equipment 0.81%					1,217,112

Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000	11-01-15	B–	1,000	895,000

Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11-15-14	B	365	322,112

Automobile Manufacturers 0.15%					219,075

General Motors Corp.,
Sr Note	7.125	07-15-13	B	345	219,075

See notes to financial statements

Semiannual report | Income Securities Trust	7

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Automotive Retail 0.11%					$160,000

Avis Budget Car Rental LLC,
Gtd Sr Note	7.625%	05-15-14	BB–	$200	160,000

Broadcasting & Cable TV 2.23%					3,353,604

Canadian Satellite Radio Holdings, Inc.,
Sr Note (G)	12.750	02-15-14	CCC+	979	841,940

Charter Communications Holdings
II, LLC,
Gtd Sr Note	10.250	09-15-10	CCC	415	401,512

Comcast Cable Communications
Holdings, Inc.,
Gtd Note	8.375	03-15-13	BBB+	1,095	1,205,340

Nexstar Finance, Inc.,
Sr Sub Note	7.000	01-15-14	CCC+	340	295,800

Time Warner Cable, Inc.,
Gtd Sr Note	6.750	07-01-18	BBB+	605	609,012

Casinos & Gaming 5.44%					8,202,623

Chukchansi Economic Development
Authority,
Sr Note (S)	8.000	11-15-13	B+	460	395,600

Downstream Development Authority
of the Quapaw Tribe of Oklahoma,
Sr Sec Note (S)	12.000	10-15-15	B–	500	396,250

Fontainebleau Las Vegas Holdings Ltd.,
Note (S)	10.250	06-15-15	CCC+	995	646,750

Greektown Holdings, LLC,
Sr Note (S)	10.750	12-01-13	D	1,015	751,100

Indianapolis Downs Capital, LLC/
Indianapolis Downs Capital Corp.,
Sr Sec Note (S)	11.000	11-01-12	B	1,010	919,100

Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000	03-01-14	B–	450	317,250

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B	500	375,000

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	500	467,500

MTR Gaming Group, Inc.,
Gtd Sr Sub Note Ser B	9.000	06-01-12	B–	290	248,675

Pinnacle Entertainment, Inc.,
Sr Sub Note	7.500	06-15-15	B+	1,000	765,000

Seminole Hard Rock Entertainment,
Sr Sec Note	5.276	03-15-14	BB	500	420,000

Seminole Tribe of Florida,
Bond (S)	6.535	10-01-20	BBB	650	630,877

Turning Stone Casino Resort Enterprise,
Sr Note (S)	9.125	09-15-14	B+	1,540	1,532,300

Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-14	BB–	349	337,221

See notes to financial statements

8	Income Securities Trust | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Commodity Chemicals 0.26%					$398,000

Sterling Chemicals, Inc.,
Gtd Sr Sec Note (S)	10.250%	04-01-15	B–	$400	398,000

Construction & Farm Machinery & Heavy Trucks 0.32%					475,000

Manitowoc Co., Inc.,
Gtd Sr Note	7.125	11-01-13	BB	500	475,000

Consumer Finance 1.71%					2,568,687

CIT Group, Inc.,
Sr Note	5.000	02-13-14	A–	120	86,170
Sr Note Ser MTN	5.125	09-30-14	A–	255	182,643

Ford Motor Credit Co.,
Sr Note	8.000	12-15-16	B	140	101,747
Sr Note	9.875	08-10-11	B	1,920	1,617,729

SLM Corp.,
Sr Note Ser MTN	8.450	06-15-18	BBB–	605	580,398

Data Processing & Outsourced Services 0.31%					465,352

Fiserv, Inc.,
Gtd Sr Note	6.800	11-20-17	BBB	460	465,352

Department Stores 0.30%					445,474

Penney J.C. Co., Inc.,
Debenture	7.650	08-15-16	BBB–	445	445,474

Diversified Banks 3.32%					5,006,701

Banco Mercantil del Norte SA,
Sub Note (S)	6.862	10-13-21	Baa1	685	638,818

Barclays Bank PLC,
Bond (6.860% to 6-15-32
then variable) (S)	6.860	09-29-49	A+	1,655	1,478,574

Chuo Mitsui Trust & Banking Co.,
Jr Sub Note (5.506% to 4-15-15
then variable) (S)	5.506	12-15-49	A2	940	811,252

Natixis,
Sub Bond (10.000% to 4-30-18
then variable) (S)	10.000	12-18-49	A	420	419,588

Royal Bank of Scotland Group PLC,
Jr Sub Bond (7.648% to 9-30-31 then
variable)	7.648	08-29-49	A	650	632,376
Jr Sub Bond Ser MTN (7.640% to
9-29-17 then variable)	7.640	03-17-49	A	400	365,732

Standard Chartered Bank,
Sub Note (S)	6.400	09-26-17	A	235	229,732

Standard Chartered PLC,
Bond (7.014% to 7-30-37
then variable) (S)	7.014	07-01-49	BBB+	500	430,629

Diversified Chemicals 1.68%					2,535,750

Mosiac Co.,
Sr Note (S)	7.625	12-01-16	BBB–	480	511,200

NOVA Chemicals Corp.,
Note MTN	7.400	04-01-09	B+	2,045	2,024,550

See notes to financial statements

Semiannual report | Income Securities Trust	9

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Commercial & Professional Services 0.50%					$760,158

Hutchison Whampoa International Ltd.,
Gtd Sr Note (S)	6.500%	02-13-13	A–	$750	760,158

Diversified Financial Services 3.96%					5,965,703

American General Finance Corp.,
Note Ser MTN	6.900	12-15-17	A+	1,470	1,281,201

Erac USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	BBB	465	415,524

Huntington Capital III,
Gtd Sub Bond (6.650% to 5-15-17
then variable)	6.650	05-15-37	BBB–	590	371,521

Independencia International Ltd.,
Gtd Sr Bond (S)	9.875	01-31-17	B	1,000	952,500

Nelnet, Inc.,
Note (7.400% to 9-1-11 then variable)	7.400	09-29-36	BB+	715	467,463

NiSource Finance Corp.,
Gtd Bond	6.800	01-15-19	BBB–	440	431,486

QBE Capital Funding II LP,
Gtd Sub Bond (6.797% to 6-1-17
then variable) (S)	6.797	06-17-49	BBB	695	582,628

SMFG Preferred Capital Ltd.,
Sub Bond (6.078% to 1-25-17
then variable) (S)	6.078	01-17-49	BBB+	590	498,863

Sovereign Capital Trust VI,
Gtd Note	7.908	06-13-36	BB+	480	383,407

Teco Finance Inc.,
Gtd Sr Note	7.000	05-01-12	BB+	337	351,417
Gtd Sr Note	6.572	11-01-17	BB+	233	229,693

Diversified Metals & Mining 0.34%					506,532

Rio Tinto Finance (USA) Ltd.,
Gtd Note	6.500	07-15-18	BBB+	505	506,532

Diversified REITs 0.57%					857,774

HRPT Properties Trust,
Sr Note	6.650	01-15-18	BBB	285	261,814

ProLogis,
Sr Sec Note	6.625	05-15-18	BBB+	605	595,960

Drug Retail 0.95%					1,424,302

CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12
then variable)	6.302	06-01-37	BBB–	990	848,925
Sr Note	5.750	06-01-17	BBB+	585	575,377

Electric Utilities 5.40%					8,140,141

Abu Dhabi National Energy Co.,
Bond (S)	6.500	10-27-36	AA–	935	867,569

AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	988	1,054,804

Beaver Valley II Funding,
Sec Lease Obligation Bond	9.000	06-01-17	BBB–	680	732,448

See notes to financial statements

10	Income Securities Trust | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Electric Utilities (continued)

BVPS II Funding Corp.,
Collateralized Lease Bond	8.890%	06-01-17	BBB–	$699	$743,469

FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB–	335	326,169

Indiantown Cogeneration LP,
1st Mtg Note Ser A–9	9.260	12-15-10	BB+	255	266,616

IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB	325	338,000

Midwest Generation LLC,
Gtd Pass Thru Ctf	8.560	01-02-16	BB+	330	340,463

Pepco Holdings, Inc.,
Note	6.450	08-15-12	BBB–	565	575,422

PNPP II Funding Corp.,
Debenture	9.120	05-30-16	BBB–	408	450,522

Texas Competitive Electric Holdings
Co., LLC,
Gtd Sr Note Ser A (United States) (S)	10.250	11-01-15	CCC	1,000	980,000

TXU Corp.,
Sec Bond	7.460	01-01-15	CCC	467	416,829

Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB	1,076	1,047,830

Electronic Equipment Manufacturers 0.52%					789,087

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB	775	789,087

Gas Utilities 0.30%					455,916

Southern Union Co.,
Jr Sub Note (7.200% to 11-1-11
then variable)	7.200	11-01-66	BB	565	455,916

Health Care Distributors 0.27%					409,898

Covidien International Finance S.A.,
Gtd Sr Note	6.000	10-15-17	A–	405	409,898

Health Care Equipment 0.13%					193,325

DASA Finance Corp.,
Gtd Sr Note (S)	8.750	05-29-18	BB–	190	193,325

Health Care Facilities 0.80%					1,206,844

Community Health Systems, Inc.,
Gtd Sr Sub Note	8.875	07-15-15	B	695	699,344

HealthSouth Corp.,
Gtd Sr Note (P)	9.133	06-15-14	CCC+	500	507,500

Health Care Services 1.17%					1,760,816

Humana, Inc.,
Sr Note	8.150	06-15-38	BBB	755	760,816

Sun Healthcare Group, Inc.,
Gtd Sr Sub Note	9.125	04-15-15	CCC+	1,000	1,000,000

Household Products 0.24%					354,900

Yankee Candle Co., Inc.,
Gtd Sr Sub Note	8.500	02-15-15	B–	455	354,900

See notes to financial statements

Semiannual report | Income Securities Trust	11

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Housewares & Specialties 0.26%					$396,250

Vitro SA de CV,
Gtd Sr Note	9.125%	02-01-17	B	$500	396,250

Industrial Conglomerates 0.83%					1,245,619

Grupo Kuo SAB de CV,
Gtd Sr Note (S)	9.750	10-17-17	BB–	975	983,287

Tyco Electronics Group SA,
Gtd Sr Note	6.550	10-01-17	BBB	260	262,332

Insurance Brokers 0.54%					812,253

Merna Reinsurance Ltd.,
Sec Sub Note Ser B (S)	4.551	07-07-10	A2	550	522,885

Progressive Corp.,
Jr Sub Deb (6.700% to 6-1-17
then variable)	6.700	06-15-37	A–	330	289,368

Integrated Oil & Gas 0.78%					1,179,608

Petro-Canada,
Debenture	9.250	10-15-21	BBB	1,000	1,179,608

Integrated Telecommunication Services 3.85%					5,798,173

AT&T Inc.,
Sr Note	6.400	05-15-38	A	495	473,855

Bellsouth Corp.,
Debenture	6.300	12-15-15	A	869	881,235

Cincinnati Bell, Inc.,
Gtd Sr Sub Note	8.375	01-15-14	B–	1,025	991,687

Qwest Corp.,
Sr Note	7.875	09-01-11	BBB–	445	445,000

Sprint Capital Corp.,
Gtd Sr Note	8.375	03-15-12	BB	500	495,000
Gtd Sr Note	6.900	05-01-19	BB	1,000	877,500

Telecom Italia Capital,
Gtd Sr Note	7.721	06-04-38	BBB	765	777,346

Verizon Communications, Inc.,
Bond	6.900	04-15-38	A	405	400,250

West Corp.,
Gtd Sr Sub Note	11.000	10-15-16	B–	540	456,300

Investment Banking & Brokerage 3.70%					5,572,821

Bear Stearns Cos., Inc.,
Sr Note	7.250	02-01-18	AA–	1,000	1,043,565

Citigroup, Inc.,
Jr Sub Bond (8.400% to 4-30-18
then variable)	8.400	05-15-18	A	770	731,970
Sr Note	6.125	05-15-18	AA–	1,100	1,052,664

JPMorgan Chase & Co.,
Jr Sub Note Ser 1 (7.900% to 4-30-18
then variable)	7.900	04-29-49	A	655	614,154

Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05-14-38	A	495	464,050

See notes to financial statements

12	Income Securities Trust | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Investment Banking & Brokerage (continued)

Mizuho Financial Group, Inc.,
Gtd Sub Bond	8.375%	12-29-49	Aa3	$750	$751,507

Morgan Stanley Co.,
Sr Note	5.375	10-15-15	A+	1,000	914,911

IT Consulting & Other Services 0.26%					395,430

NCR Corp.,
Note	7.125	06-15-09	BBB–	390	395,430

Life & Health Insurance 0.40%					595,835

Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17
then variable)	6.050	04-20-67	A–	250	210,792

Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17
then variable) (S)	8.300	10-15-37	BB	440	385,043

Marine 1.12%					1,691,000

CMA CGM SA,
Sr Note (S)	7.250	02-01-13	BB+	700	668,500

Navios Maritime Holdings, Inc.,
Sr Note	9.500	12-15-14	B+	1,000	1,022,500

Metal & Glass Containers 0.45%					674,200

Blaze Recycling & Metals, Inc.,
Gtd Sr Sec Note (S)(G)	10.875	07-15-12	B	165	161,700

Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	BB+	500	512,500

Movies & Entertainment 1.19%					1,798,920

Cinemark, Inc.,
Sr Disc Note, Step Coupon (Zero to
3-15-09, then 9.750%)	Zero	03-15-14	CCC+	245	232,750

News America Holdings, Inc.,
Gtd Sr Debenture	7.750	01-20-24	BBB+	1,020	1,102,115

Rogers Cable, Inc.,
Sr Sec Note	6.750	03-15-15	BBB–	455	464,055

Multi-Line Insurance 1.39%					2,086,783

Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16
then variable)	6.150	11-15-66	BBB+	430	338,014

Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	395	411,982

Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	885	773,940
Gtd Jr Sub Bond (S)	7.800	03-15-37	BB+	705	562,847

Multi-Utilities 0.43%					641,654

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	550	641,654

Office Services & Supplies 0.45%					675,235

Xerox Corp.,
Sr Note	6.750	02-01-17	BBB	670	675,235

See notes to financial statements

Semiannual report | Income Securities Trust	13

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Oil & Gas Drilling 0.64%					$969,481

Allis-Chalmers Energy, Inc.,
Sr Note	8.500%	03-01-17	B	$335	309,875

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (S)	5.326	08-01-13	BBB–	240	240,758

Marathon Oil Canada Corp.,
Sr Sec Note	8.375	05-01-12	BBB+	385	418,848

Oil & Gas Exploration & Production 0.50%					756,296

McMoRan Exploration Co.,
Gtd Sr Note	11.875	11-15-14	CCC+	340	362,100

Petro-Canada,
Sr Note	6.050	05-15-18	BBB	400	394,196

Oil & Gas Refining & Marketing 0.34%					515,815

Enterprise Products Operating LP,
Gtd Jr Sub Note (7.034% to 1-15-18
then variable)	7.034	01-15-68	BB	590	515,815

Oil & Gas Storage & Transportation 2.60%					3,913,910

Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07-15-16	B+	545	553,175

NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB–	1,580	1,614,857

Plains All American Pipeline LP,
Sr Note (S)	6.500	05-01-18	BBB–	345	343,713

TEPPCO Partners LP,
Gtd Jr Sub Note	7.000	06-01-67	BB	695	602,165

Williams Partners LP,
Gtd Sr Note	7.250	02-01-17	BBB–	800	800,000

Packaged Foods & Meats 0.67%					1,004,400

Minerva Overseas Ltd.,
Gtd Note (S)	9.500	02-01-17	B	1,080	1,004,400

Paper Packaging 1.08%					1,620,837

Graphic Packaging International, Inc.,
Gtd Sr Note	8.500	08-15-11	B–	445	430,537

Smurfit-Stone Container Corp.,
Sr Note	8.375	07-01-12	B–	1,000	877,500
Sr Note	8.000	03-15-17	B–	245	196,000

U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06-01-13	B	160	116,800

Paper Products 1.20%					1,812,428

International Paper Co.,
Sr Note	7.950	06-15-18	BBB	505	502,189

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB–	365	332,739

Verso Paper Holdings LLC,
Gtd Sr Note Ser B	9.125	08-01-14	B+	1,000	977,500

Property & Casualty Insurance 0.50%					753,252

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB	750	753,252

See notes to financial statements

14	Income Securities Trust | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Publishing 0.44%					$663,331

Idearc, Inc.,
Gtd Sr Note	8.000%	11-15-16	B–	$1,055	663,331

Real Estate Management & Development 1.13%					1,703,632

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB–	505	462,162

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB–	175	180,140

Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	870	821,330

Ventas Realty LP/Capital Corp.,
Sr Note	6.625	10-15-14	BBB–	250	240,000

Regional Banks 0.66%					990,827

Capital One Financial Corp.,
Sr Note	6.750	09-15-17	BBB+	1,000	990,827

Retail 0.30%					453,294

Macy’s Retail Holdings, Inc.,
Sr Note	7.875	07-15-15	BBB–	450	453,294

Semiconductors 0.54%					812,500

Freescale Semiconductor, Inc.,
Gtd Sr Note	8.875	12-15-14	B–	1,000	812,500
Specialized Consumer Services 0.23%					340,855

Firekeepers Development Authority,
Sr Sec Note (S)	13.875	05-01-15	B	225	219,937

Independencia International,
Gtd Note (S)	9.875	05-15-15	B	120	120,918

Specialized Finance 2.12%					3,199,293

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)	8.144	05-01-21	BB	1,000	1,005,000

Bosphorous Financial Services,
Sec Floating Rate Note	4.476	02-15-12	Baa2	469	452,163

Drummond Co., Inc.,
Sr Note (S)	7.375	02-15-16	BB–	290	269,700

ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	746	759,055

Graftech Finance, Inc.,
Gtd Sr Note	10.250	02-15-12	BB	125	129,375

USB Realty Corp.,
Bond (6.091% to 1-15-12
then variable) (S)	6.091	12-22-49	A+	800	584,000

Specialty Chemicals 0.95%					1,431,725

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	B+	590	576,725

Momentive Performance,
Gtd Sr Note	9.750	12-01-14	B	1,000	855,000

Steel 0.39%					586,225

WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	655	586,225

See notes to financial statements

Semiannual report | Income Securities Trust	15

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Systems Software 0.32%					$489,581

Oracle Corp.,
Sr Note	5.750%	04-15-18	A	$490	489,581

Thrifts & Mortgage Finance 22.39%					33,728,116

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6
Class XP IO	3.954	12-25-46	BB	13,496	603,085
Mtg Pass Thru Ctf Ser 2007-5
Class XP IO	4.498	06-25-47	AAA	9,792	605,904

American Home Mortgage
Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1
Class GIOP IO	2.078	05-25-47	AAA	8,070	451,401

American Tower Trust,
Mtg Pass Thru Ctf Ser 2007-1A
Class D (S)	5.957	04-15-37	BBB	865	767,147

Banc of America Commercial
Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.352	09-10-47	AAA	300	288,351

Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1	5.882	03-20-36	AAA	978	901,195
Mtg Pass Thru Ctf Ser 2006-D
Class 6B2	5.944	05-20-36	B	1,825	707,892

Bear Stearns Adjustable Rate
Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B2 (P)	5.537	03-25-35	AA+	809	501,807

Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3 Class B2	5.565	04-25-35	AA+	554	277,067
Mtg Pass Thru Ctf Ser 2006-4
Class 3B1	6.264	07-25-36	BBB	2,523	149,815

Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2006-PW14
Class D (S)	5.412	12-11-38	A	655	447,658

Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A	5.831	12-25-35	AAA	731	600,380
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	460	440,984

Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.400	07-15-44	AA	295	253,963

ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A–5	8.100	08-15-25	BB	68	56,028

See notes to financial statements

16	Income Securities Trust | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Countrywide Alternative Loan Trust,
CMO-REMIC Ser 2006-0A12 Class X
IO (P)	4.229%	09-20-46	AAA	$17,994	$815,349
Mtg Pass Thru Ctf Ser 2005-59
Class 2X IO	3.478	11-20-35	AAA	10,822	385,545
Mtg Pass Thru Ctf Ser 2006-0A10
Class XPP IO	1.839	08-25-46	AAA	5,465	192,986
Mtg Pass Thru Ctf Ser 2006-0A8
Class X IO	4.528	07-25-46	AAA	10,400	441,825
Mtg Pass Thru Ctf Ser 2006-11CB
Class 3A1	6.500	05-25-36	Aaa	2,881	1,957,118
Mtg Pass Thru Ctf Ser 2007-0A8
Class X IO	2.000	06-25-47	AAA	6,864	264,628

DB Master Finance LLC,
Sub Bond Ser 2006-1 Class M1 (S)	8.285	06-20-31	BB	340	301,655

Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1
Class M1 (S)	7.629	04-25-37	BB	1,000	775,000

DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5
Class X2 IO	0.151	08-19-45	AAA	28,691	914,523

First Horizon Alternative Mortgage,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1	5.217	12-25-34	AA	420	365,982
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)	6.157	05-25-36	AA	1,546	273,454

Global Signal Trust,
Sub Bond Ser 2004-2A Class D (P)(S)	5.093	12-15-14	Baa2	495	470,498
Sub Bond Ser 2006-1 Class E (P)(S)	6.495	02-15-36	Baa3	460	443,145

GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (P)	4.821	08-25-34		887	708,170
Mtg Pass Thru Ctf Ser 2006-4F
Class 6A1	6.500	05-25-36	AAA	3,640	3,484,239

HarborView Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-8
Class 1X IO	3.335	09-19-35	AAA	7,587	156,491
Mtg Pass Thru Ctf Ser 2007-3
Class ES IO (G)	0.350	05-19-47	BB	23,915	171,888
Mtg Pass Thru Ctf Ser 2007-4
Class ES IO (G)	0.350	07-19-47	BB	23,929	179,466
Mtg Pass Thru Ctf Ser 2007-6
Class ES IO (S)(G)	0.343	08-19-37	BB	16,646	119,644

Harborview NIM Corp.,
Mtg Pass Thru Ctf Ser 2006-9A
Class N2 (G)	8.350	11-19-36	BBB–	502	486,160

Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13
Class B1	5.296	01-25-35	AA	337	170,550
Mtg Pass Thru Ctf Ser 2005-AR18
Class 1X IO	3.730	10-25-36	AAA	16,105	362,360

See notes to financial statements

Semiannual report | Income Securities Trust	17

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR18
Class 2X IO	3.396	10-25-36	AAA	$15,789	$255,789
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1	5.594%	05-25-35	AA	443	238,971
Mtg Pass Thru Ctf Ser 2006-AR19
Class 1B1	6.384	08-25-36	B	453	43,007

JP Morgan Chase Commercial Mortgage
Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP4
Class B	5.129	10-15-42	Aa2	2,035	1,677,342

JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S3
Class 2A2	5.500	01-25-21	AAA	806	783,534

Luminent Mortgage Trust,
Mtg Pass Thru CtfSer 2006-1 Class X
IO	3.887	04-25-36	AAA	23,122	682,836

Merrill Lynch Mortgage Investors Trust,
Mtg Pass Thru Ctf Ser 2006-AF1
Class MF1 (P)	6.121	08-25-36	AA	1,212	576,030

MLCC Mortgage Investors, Inc.,
Mtg Pass Thru Ctf Ser 2007-3
Class M1 (P)	5.950	09-25-37	AA	420	323,622
Mtg Pass Thru Ctf Ser 2007-3
Class M2 (P)	5.950	09-25-37	A	155	120,926
Mtg Pass Thru Ctf Ser 2007-3
Class M3 (P)	5.950	09-25-37	BBB	105	72,064

Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7
Class A4 (P)	5.379	11-14-42	AAA	840	818,542
Mtg Pass Thru Ctf Ser 2006-IQ12
Class E	5.538	12-15-43	A+	640	451,174

Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.827	05-25-35	AA	416	324,712

Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	5.951	12-25-35	AAA	3,225	2,655,625

SBA CMBS Trust,
CMO-REMIC Sub Bond Ser 2006-1A
Class H (S)	7.389	11-15-36	Ba3	365	347,734
CMO-REMIC Sub Bond Ser 2006-1A
Class J (S)	7.825	11-15-36	B1	220	199,916
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	225	213,910
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	200	188,238

Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	452	429,127
Mtg Pass Thru Ctf Ser 2005-AR4
Class B1 (P)	4.669	04-25-35	AA	1,510	1,041,953
Mtg Pass Thru Ctf Ser 2007-0A4
Class XPPP IO	1.094	04-25-47	Aaa	19,621	269,783

See notes to financial statements

18	Income Securities Trust | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2007-0A5
Class 1XPP IO	1.118%	06-25-47	Aaa	$45,359	$510,289
Mtg Pass Thru Ctf Ser 2007-0A5
Class 2XPP IO	0.974	06-25-47	AAA	50,952	557,285
Mtg Pass Thru Ctf Ser 2007-0A6
Class 1XPP IO	1.050	07-25-47	Aaa	26,187	319,154
Mtg Pass Thru Ctf Ser 2007-1 Class B1	6.200	02-25-37	AA	569	133,200

Tobacco 0.96%					1,444,281

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B+	175	180,250
Gtd Sr Note	8.500	05-15-12	B+	245	230,300

Reynolds American, Inc.,
Sr Sec Note	7.250	06-01-13	BBB	1,000	1,033,731

Wireless Telecommunication Services 3.28%					4,941,050

Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D (S)	5.612	06-15-35	Baa2	1,340	1,270,936

Crown Castle Towers, LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class G (S)	6.795	11-15-36	Ba2	3,000	2,560,189

Digicel Group Ltd.,
(S)	8.875	01-15-15	Caa2	1,080	1,019,250

Rural Cellular Corp.,
Sr Sub Note (P)	8.623	11-01-12	CCC	90	90,675

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 3.08%					$4,647,059

(Cost $5,106,105)

Agricultural Products 0.76%					1,142,969

Ocean Spray Cranberries, Inc.,
6.25%, Ser A			BB+	12,500	1,142,969

Integrated Telecommunication Services 0.55%					835,200

Telephone & Data Systems, Inc.,
7.60%, Ser A			BBB	40,000	835,200

Investment Banking & Brokerage 0.41%					616,540

Merrill Lynch & Co., Inc.,
Ser MER			A3	26,575	616,540

Real Estate Management & Development 1.36%					2,052,350

Apartment Investment & Management
Co., 8.00%, Ser T			B+	55,000	1,278,750

Public Storage REIT, Inc., 6.50%,
Depositary Shares, Ser W			BBB+	40,000	773,600

See notes to financial statements

Semiannual report | Income Securities Trust	19

F I N A N C I A L  S T A T E M E N T S

				Par value
Issuer, description, maturity date				(000)	Value

Tranche loans 0.32%					$490,000

(Cost $495,000)

Hotels, Resorts & Cruise Lines 0.32%					490,000

East Valley Tourist Development Authority,
Tranche (Fac LN5501750) 8-06-12 (G)				$500	490,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government & agency securities 53.13%					$80,037,049

(Cost $80,011,969)

Government U.S. 0.03%					39,666

United States Treasury,
Note (L)	3.875%	05-15-18	AAA	$40	39,666

Government U.S. Agency 53.10%					79,997,383

Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	11.250	01-01-16	AAA	13	14,137
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	1,746	1,772,285
30 Yr Pass Thru Ctf	6.000	05-01-37	AAA	3,853	3,904,970
30 Yr Pass Thru Ctf	6.000	08-01-37	AAA	3,305	3,361,756
30 Yr Pass Thru Ctf	6.000	05-01-38	AAA	2,316	2,343,806
30 Yr Pass Thru Ctf	5.500	04-01-33	AAA	1,499	1,486,437

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	11	10,935
15 Yr Pass Thru Ctf	7.000	09-01-12	AAA	2	2,410
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	29	29,924
15 Yr Pass Thru Ctf	6.000	05-01-21	AAA	545	559,197
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	330	340,238
30 Yr Pass Thru Ctf	6.500	12-01-36	AAA	355	365,883
30 Yr Pass Thru Ctf	6.500	08-01-37	AAA	1,377	1,418,848
30 Yr Pass Thru Ctf	6.000	05-01-35	AAA	3,015	3,051,482
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	3,047	3,082,142
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	13,968	14,126,235
30 Yr Pass Thru Ctf	6.000	11-01-36	AAA	1,981	2,002,657
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	2,828	2,856,963
30 Yr Pass Thru Ctf	6.000	01-01-38	AAA	8,436	8,521,372
30 Yr Pass Thru Ctf	5.500	09-01-26	AAA	4,230	4,169,194
30 Yr Pass Thru Ctf	5.500	04-01-35	AAA	1,808	1,789,072
30 Yr Pass Thru Ctf	5.500	11-01-35	AAA	1,553	1,534,223
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	2,015	1,990,964
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	3,866	3,819,820
30 Yr Pass Thru Ctf	5.500	02-01-37	AAA	1,630	1,608,850
30 Yr Pass Thru Ctf	5.500	03-01-37	AAA	4,257	4,201,117
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	569	561,557
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	4,936	4,870,906
30 Yr Pass Thru Ctf	5.500	12-01-37	AAA	4,519	4,457,783
Note	6.000	05-30-25	AAA	1,720	1,718,915

Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	4	4,829
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	4	4,547
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	12	13,929

See notes to financial statements

20	Income Securities Trust | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 2.26%					$3,400,461

(Cost $3,400,461)

Government U.S. Agency 2.23%					3,360,000

Federal Home Loan Bank,
Discount Note	5.500%(Y)	07-01-08	AAA	$3,360	3,360,000

		Interest
Issuer		rate		Shares	Value

Cash Equivalents 0.03%					$40,461

John Hancock Cash Investment Trust (T) (W)		2.566% (Y)		40,000	40,461

Total investments (Cost $245,646,386)† 150.85%					$227,257,406

Other assets and liabilities, net (50.85%)					($76,606,728)

Total net assets 100.00%					$150,650,678

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

IO Interest-Only Security (carries notional principal amount)

MTN Medium-Term Note

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of June 30, 2008.

(P) Variable rate obligation.The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $39,159,505 or 25.99% of the net assets of the Fund as of June 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on June 30, 2008.

† At June 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $246,111,337. Net unrealized depreciation aggregated $18,853,931, of which $2,937,982 related to appreciated investment securities and $21,791,913 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Income Securities Trust	21

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each share.

Assets

Investments in unaffiliated issuers, at value (Cost $245,605,925)	$227,216,945
Investments in affiliated issuers, at value (Cost $40,461)	40,461

Total investments, at value (Cost $245,646,386)	227,257,406
Cash	5,365
Dividends and interest receivable	3,230,502
Receivable from affiliates	18,751
Prepaid RCA administration fees (Note 5)	115,853

Total assets	230,627,877

Liabilities

Payable for investments purchased	4,498,153
Payable upon return of securities loaned (Note 2)	40,461
Revolving credit agreement payable (Note 5)	74,000,000
Unrealized depreciation of swap contracts (Note 2)	1,003,706
Interest payable (Note 5)	39,914
Payable to affiliates
Management fees	325,441
Other	13,197
Other payables and accrued expenses	56,327

Total liabilities	79,977,199

Net assets

Capital paid-in	180,314,464
Accumulated net realized loss on investments and swap contracts	(10,699,759)
Net unrealized depreciation of investments and swap contracts	(19,392,686)
Accumulated net investment income	428,659

Net assets applicable to common shares	$150,650,678

Net asset value per share

Based on 11,365,260 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$13.26

See notes to financial statements

22	Income Securities Trust | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) and distributions paid to APS shareholders for the period stated.

Investment income

Interest	$8,862,234
Dividends	213,951
Securities lending	24,028
Income from affiliated issuers	11,956

Total investment income	9,112,169

Expenses

Investment management fees (Note 3)	660,005
Transfer agent fees	55,533
Accounting and legal services fees (Note 3)	13,192
APS auction fees	118,833
Interest expense (Note 5)	48,829
Custodian fees	33,604
Printing fees	33,113
Professional fees	27,501
Registration and filing fees	26,850
Trustees’ fees	22,058
Miscellaneous	10,881

Total expenses	1,050,399

Net investment income	8,061,770

Realized and unrealized gain (loss)

Net realized loss on
Investments	(84,605)
Swap contracts	(69,272)
(153,877)
Change in net unrealized appreciation (depreciation) of
Investments	(14,311,082)
Swap contracts	(92,602)
(14,403,684)
Net realized and unrealized loss	(14,557,561)

Distributions to APS
Distributions to APS Series A	(871,444)
Distributions to APS Series B	(875,791)
(1,747,235)
Decrease in net assets from operations	($8,243,026)

1 Semiannual period from 1-1-08 to 6-30-08.

See notes to financial statements

Semiannual report | Income Securities Trust	23

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-07	6-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$15,109,704	$8,061,770
Net realized loss	(1,642,786)	(153,877)
Change in net unrealized appreciation (depreciation)	(6,071,134)	(14,403,684)
Distributions to APS	(4,740,155)	(1,747,235)

Increase (decrease) in net assets resulting from operations	2,655,629	(8,243,026)

Distributions to common shareholders
From net investment income	(10,400,867)	(6,161,974)

From Fund share transactions (Note 4)	889,931	242,341

Total decrease	(6,855,307)	(14,162,659)

Net assets

Beginning of period	171,668,644	164,813,337

End of period[2]	$164,813,337	$150,650,678

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Includes accumulated net investment income of $276,098 and $428,659, respectively.

See notes to financial statements

24	Income Securities Trust | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

COMMON SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[1]

Per share operating performance

Net asset value,
beginning of period	$16.31	$16.53	$16.19	$15.30	$15.22	$14.53
Net investment income[2]	0.93	1.22	1.20	1.26	1.34	0.73
Net realized and unrealized
gain (loss) on investments	0.63	(0.25)	(0.81)	(0.03)	(0.69)	(1.31)
Distribution to APS[3]	(0.02)	(0.12)	(0.25)	(0.38)	(0.42)	(0.15)
Total from investment operations	1.54	0.85	0.14	0.85	0.23	(0.73)
Less distributions to
common shareholders
From net investment income	(0.96)	(1.19)	(1.03)	(0.93)	(0.92)	(0.54)
From net realized gain	(0.26)	—	—	—	—	—
Total distributions	(1.22)	(1.19)	(1.03)	(0.93)	(0.92)	(0.54)
Capital charges
Offering costs and underwriting
discounts related to APS	(0.10)	—	—	—	—	—
Net asset value, end of period	$16.53	$16.19	$15.30	$15.22	$14.53	$13.26
Per share market value,
end of period	$15.39	$15.68	$13.68	$14.75	$12.85	$12.72
Total return at net asset value (%)[4]	9.57[5]	5.70[5]	1.36[5]	6.24	1.97	(4.82)[6]
Total return at market value (%)[4]	13.49	9.95	(6.42)	15.15	(6.94)	3.24[6]

Ratios and supplemental data

Net assets applicable to common shares,
end of period (in millions)	$183	$180	$172	$172	$165	$151
Ratios (as a percentage of average
net assets):
Expenses net of all fee waivers
(excluding interest expense)	0.87	1.14	1.16	1.17	1.16	1.27[7]
Interest expense	—	—	—	—	—	0.06[7]
Expenses net of all fee waivers
(including interest expense)[8]	0.87	1.14	1.16	1.17	1.16	1.33[7]
Net investment income[9]	5.58	7.44	7.62	8.30	8.87	10.65[7]
Portfolio turnover (%)	273	135	148	94	54	27

See notes to financial statements

Semiannual report | Income Securities Trust	25

F I N A N C I A L  S T A T E M E N T S

Financial highlights (continued)

COMMON SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[1]

Senior securities
Total APS Series A outstanding
(in millions)	$45	$45	$45	$45	$45	—
Total APS Series B outstanding
(in millions)	$45	$45	$45	$45	$45	—
Involuntary liquidation preference
APS Series A per unit (in thousands)	$25	$25	$25	$25	$25	—
Involuntary liquidation preference
APS Series B per unit (in thousands)	$25	$25	$25	$25	$25	—
Average market value per unit
(in thousands)	$25	$25	$25	$25	$25	—
Asset coverage per unit[10]	$75,402	$75,049	$72,470	$73,375	$71,228	—
Total debt outstanding
end of period (in millions)	—	—	—	—	—	$74

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 APS Series A and B were issued on 11-4-03.

4 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

5 Unaudited.

6 Not annualized.

7 Annualized.

8 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratio of expenses would have been 0.81%, 0.76%, 0.77%, 0.77% and 0.76% for the years ended 12-31-03, 12-31-04, 12-31,05, 12-31-06 and 12-31-07, respectively.

9 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of net investment income would have been 5.19%, 4.99%, 5.06%, 5.45% and 5.82% for the years ended 12-31-03, 12-31-04, 12-31,05, 12-31-06 and 12-31-07, respectively.

10 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to financial statements

26	Income Securities Trust | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Income Securities Trust (the Fund) is a closed-end diversified investment management company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that

Semiannual report | Income Securities Trust	27

represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$3,544,551	—

Level 2 — Other Significant Observable Inputs	212,283,632	($1,003,706)

Level 3 — Significant Unobservable Inputs	11,429,223	—

Total	$227,257,406	($1,003,706)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

28	Income Securities Trust | Semiannual report

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of December 31, 2007	$30,869,350	—

Accrued discounts/premiums	(241,738)	—

Realized gain (loss)	(754,142)	—

Change in unrealized appreciation (depreciation)	(352,172)

Net purchases (sales)	(2,091,890)

Transfers in and/or out of Level 3	(16,000,185)

Balance as of June 30, 2008	$11,429,223	—

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Fund expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

Semiannual report | Income Securities Trust	29

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swap as unrealized gains or losses on swap contracts. Net periodic payments accrued but not yet received (paid) are included in change in the unrealized appreciation/depreciation. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on June 30, 2008:

	RATE TYPE

		PAYMENTS
NOTIONAL	PAYMENTS	RECEIVED	TERMINATION		UNREALIZED
AMOUNT	MADE BY FUND	BY FUND	DATE	COUNTERPARTY	DEPRECIATION

$29,000,000	4.6875% (a)	3-month LIBOR	Sep 2010	Bank of America	$1,003,706

(a) Fixed rate

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $9,261,520 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss

30	Income Securities Trust | Semiannual report

carryforwards expire as follows: December 31, 2012 — $2,123,466, December 31, 2013 —$2,443,482, December 31, 2014 — $3,342,775 and December 31, 2015 — $1,351,797.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

Stripped securities

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $15,141,022.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser, equivalent on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund’s average weekly net asset value and the value attributable to the Auction Preferred Shares or committed facility agreement (collectively, managed assets), (b) 0.375% of the next $50,000,000, (c) 0.350% of the next $100,000,000 and (d) 0.300% of the Fund’s average daily managed assets in excess of $300,000,000. The effective management fee rate is 0.537% of the Fund’s average managed assets for the period ended June 30, 2008. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial services, Inc. The Fund is not responsible for payment of subadvisory fees.

Semiannual report | Income Securities Trust	31

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $13,192 with an effective rate of 0.01% of the Fund’s average daily managed assets.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

The Fund is listed for trading on the NYSE and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the Securities and Exchange Commission (SEC) the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Note 4
Fund share transactions

Common shares

This listing illustrates the Fund’s dividend reinvestments, the reclassification of the Fund’s capital accounts, and the number of common shares outstanding at the beginning and end of the year ended December 31, 2007, and the period ended June 30, 2008, along with the corresponding dollar value.

	Year ended 12-31-07		Period ended 6-30-08[1]
	Shares	Amount	Shares	Amount
Beginning of period	11,282,039	$178,860,851	11,346,364	$180,072,123
Distributions reinvested	64,325	889,931	18,896	242,341
Reclassification of capital accounts	—	321,341	—	—
End of period	11,346,364	$180,072,123	11,365,260	$180,314,464

1Semiannual period from 1-1-08 to 6-30-08. Unaudited.

Auction preferred shares

The Fund issued a total of 3,560 Auction Preferred Shares: 1,780 shares of Series A Auction Preferred Shares and 1,780 shares of Series B Auction Preferred Shares (collectively, the Preferred Shares or APS) on November 4, 2003, in a public offering. The total offering costs of $188,388 and the total underwriting discount of $890,000 has been charged to capital paid-in of common shares during the years ended December 31, 2003 and December 31, 2004.

Dividends on the APS, which accrued daily, are cumulative at a rate that was established at the offering of the APS and had been reset every seven days thereafter by an auction.

Dividend rates on APS Series A ranged from 3.394% to 5.55% and Series B from 3.404% to 5.60% during the period ended June 30, 2007. Effective May 2, 2008, the Fund’s Trustees approved a plan whereby a third party commercial bank has agreed to provide a revolving credit agreement that will enable a refinancing of the Fund’s APS. The facility was used to redeem the outstanding APS and allowed the Fund to change its form of leverage from APS to debt. The redemption of all series was completed on June 12, 2008.

32	Income Securities Trust | Semiannual report

Note 5
Revolving credit agreement

Effective June 5, 2008, the Fund entered into a Revolving Credit Agreement (RCA) with a third party commercial bank that allows it to borrow up to an initial limit of $77 million and to invest the borrowings in accordance with its investment practices. Borrowings under the RCA are secured by the assets of the Fund. Interest is charged at the annualized Eurodollar rate plus 0.95% and is payable monthly. In addition, the Fund may elect to convert the interest rate to an alternative rate, which is the greater of the prime rate in effect on such day or the Federal Funds rate in effect on such day plus 0.50%.

Under the terms of the RCA, the Fund also pays an administration fee of $38,500 in each year of the agreement and facility fees of 0.20% per annum on the unused portion of the facility. In addition, the Fund incurred $86,298 of legal fees associated with the execution of the RCA. The administration fees and the legal fees are amortized during the first year of the agreement. Administration, facility and legal fees expensed for the period ended June 30, 2008 amounted to $2,745, $9,297 and $6,210, respectively, and are included in interest expense in the Statement of Operations. As of June 30, 2008, the Fund had borrowings of $74,000,000 at an interest rate 3.4325% and is reflected in the demand note payable on the Statement of Asset and Liabilities. For the period from June 5, 2008 to June 30, 2008, the average borrowings under the RCA and the effective average interest rate (annualized) were $12,519,231 and 5.490%, respectively. The maturity date of the RCA is June 3, 2009. However, the maturity date may be extended up to 364 days by giving written notice to the lender of not more than 150 days and not less 60 days of the maturity date. Also, the RCA may be in default and result in immediate termination if certain asset coverage requirements or minimum net asset amounts are not met. Finally, the Fund may terminate the agreement with one business day’s notice.

Leverage

The Fund utilizes the RCA to increase its assets available for investment. When the Fund leverages its assets, the fees paid to the Adviser for investment advisory and administrative services will be higher than if the Fund did not borrow because the Adviser’s fees are calculated based on the Fund’s total assets. Consequently, the Fund and the Adviser may have differing interests in determining whether to leverage the Fund’s assets. Leverage creates risks which may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares

• fluctuationsintheinterestratepaidforthe use of the RCA

• increased operating costs, which may reduce the Fund’s total return to the holders of common shares

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used, conversely, return would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

Note 6
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2008, aggregated $26,166,557 and $19,472,659, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $38,735,283 and $54,918,701, respectively, during the period ended June 30, 2008.

Note 7
Change in fiscal year end

In March 2008, the Board of Trustees approved to change the Fund’s fiscal year end to October 31.

Semiannual report | Income Securities Trust	33

Investment objective and policy

The Fund is a closed-end diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the NYSE. The Fund’s investment objective is to generate a high level of current income consistent with prudent investment risk. The Fund invests in a diversified portfolio of freely marketable debt securities and may invest an amount not exceeding 20% of its assets in income-producing preferred and common stock. Under normal circumstances, the Fund will invest at least 80% of net assets in income securities. Income securities will consist of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper. “Net assets” is defined as net assets plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

It is contemplated that at least 75% of the value of the Fund’s total assets will be represented by debt securities, which have at the time of purchase a rating within the four highest grades as determined by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. The Fund intends to engage in short-term trading and may invest in repurchase agreements. The Fund may issue a single class of senior securities not to exceed 33 1 / 3 % of its net assets at market value and may borrow from banks as a temporary measure for emergency purposes in amounts not to exceed 5% of the total assets at cost. The Fund may lend portfolio securities not to exceed 33 1 / 3 % of total assets.

Bylaws and Declaration of Trust

In November 2002, the Board of Trustees adopted several amendments to the Fund’s bylaws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the bylaws require shareholders to notify the Fund in writing of any proposal which they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year’s annual meeting of shareholders. The notification must be in the form prescribed by the bylaws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the bylaws.

On August 21, 2003, shareholders approved the amendment of the Fund’s bylaws effective August 26, 2003, to provide for the issuance of preferred shares. Effective March 9, 2004, the Trustees approved additional changes to conform with the Fund’s maximum dividend rate on the preferred shares with the rate used by other John Hancock funds.

On September 14, 2004, the Trustees approved an amendment to the Fund’s bylaws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

On March 31, 2008, the shareholders approved an amendment to the Fund’s Declaration of Trust to permit the Fund’s Board of Trustees to delegate the authority to declare dividends to a Dividend Committee consisting of Trustees, officers, employees or agents of the Fund.

Financial futures contracts and options

The Fund may buy and sell financial futures contracts and options on futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. The Fund’s ability to hedge successfully will depend on the Adviser’s ability to predict accurately the future direction of interest rate changes and other market factors. There is no assurance that a liquid market for futures and options will always exist. In addition, the Fund could be prevented from opening, or realizing the benefits of closing out a futures or

34	Income Securities Trust | Semiannual report

options position because of position limits or limits on daily price fluctuations imposed by an exchange.

The Fund will not engage in transactions in futures contracts and options on futures for speculation, but only for hedging or other permissible risk management purposes. All of the Fund’s futures contracts and options on futures will be traded on a U.S. commodity exchange or board of trade. The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits on existing positions and premiums paid for options on futures would exceed 5% of the Fund’s total assets.

Dividends and distributions

During the period ended June 30, 2008, dividends from net investment income totaling $0.5426 per share were paid to shareholders. The dates of payments and the amounts per share are as follows:

INCOME
PAYMENT DATE	DIVIDEND

June 30, 2008	$0.2875
March 31, 2008	0.2551

Dividend reinvestment plan

The Fund offers its common shareholders a Dividend Reinvestment Plan (the Plan), which offers the opportunity to earn compounded yields. Any holder of common shares of record of the Fund may elect to participate in the Plan and receive the Fund’s common shares in lieu of all or a portion of the cash dividends. The Plan is available to all common shareholders without charge. Mellon Investor Services (the Plan Agent) will act as agent for participating shareholders.

Shareholders may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.melloninvestor.com showing an election to reinvest all or a portion of dividend payments. If received in proper form by the Plan Agent prior to the record date for a dividend, the election will be effective with respect to all dividends paid after such record date. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Board of Trustees of the Fund will declare dividends from net investment income payable in cash or, in the case of shareholders participating in the Plan, partially or entirely in the Fund’s common shares. The number of shares to be issued for the benefit of each shareholder will be determined by dividing the amount of the cash dividend, otherwise payable to such shareholder on shares included under the Plan, by the per share net asset value of the common shares on the date for payment of the dividend, unless the net asset value per share on the payment date is less than 95% of the market price per share on that date, in which event the number of shares to be issued to a shareholder will be determined by dividing the amount of the cash dividend payable to such shareholder, by 95% of the market price per share of the common shares on the payment date. The market price of the common shares on a particular date shall be the mean between the highest and lowest sales price on the NYSE on that date. Net asset value will be determined in accordance with the established procedures of the Fund. However, if as of such payment date the market price of the common shares is lower than such net asset value per share, the number of shares to be issued will be determined on the basis of such market price. Fractional shares, carried out to four decimal places, will be credited to the shareholder’s account. Such fractional shares will be entitled to future dividends.

The shares issued to participating shareholders, including fractional shares, will be held by the Plan Agent in the name of the participant. A confirmation will be sent to each shareholder promptly, normally within five to seven days, after the payment date of the dividend. The confirmation will show the total number of shares held by such shareholder before and after the dividend, the amount of the most recent cash dividend that the shareholder has elected to reinvest and the number of shares acquired with such dividend.

Participation in the Plan may be terminated at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan

Semiannual report | Income Securities Trust	35

Agent’s Web site, and such termination will be effective immediately. However, notice of termination must be received prior to the record date of any distribution to be effective for that distribution. Upon termination, certificates will be issued representing the number of full shares of common shares held by the Plan Agent. A shareholder will receive a cash payment for any fractional share held.

The reinvestment of dividends will not relieve participants of any federal, state or local income tax, which may be due with respect to such dividend. Dividends reinvested in common shares will be treated on your federal income tax return as though you had received a dividend in cash in an amount equal to the fair market value of the shares received, as determined by the prices for common shares of the Fund on the NYSE as of the dividend payment date. Distributions from the Fund’s long-term capital gains will be processed as noted above for those electing to reinvest in common shares and will be taxable to you as long-term capital gains. The confirmation referred to above will contain all the information you will require for determining the cost basis of shares acquired and should be retained for that purpose. At year end, each account will be supplied with detailed information necessary to determine total tax liability for the calendar year. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, .P.O. Box 3338, South Hackensack, New Jersey 07606-1938 (Telephone: 1-800-852-0218).

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting (unaudited)

On March 31, 2008, the Annual Meeting of the Fund was held to elect seven Trustees. Proxies covering 10,295,799 common and preferred shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

		WITHHELD
	FOR	AUTHORITY

James R. Boyle	10,084,237	208,625
James F. Carlin	10,098,559	194,303
William H. Cunningham	10,074,343	218,519
Charles L. Ladner	10,096,759	196,103
Steven R. Pruchansky	10,076,953	215,909

The preferred shareholders elected Patti McGill Peterson and John A. Moore as Trustees of the Fund until their successors are duly elected and qualified, with the votes tabulated as follows: 2,883 FOR and 54 WITHHELD.

The proposal to amend the Declaration of Trust to permit the Fund’s Board to delegate authority to declare dividends to a Dividend Committee was voted as follows: 5,719,600 FOR, 207,356 AGAINST and 173,110 ABSTAIN.

36	Income Securities Trust | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Income Securities Trust

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Income Securities Trust (the Fund), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Semiannual report | Income Securities Trust	37

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that Fund’s performance during the 1-year period was lower than the performance of the Category median, and was in line with the performance of the Peer Group median. The Board noted that the Fund’s performance was lower than the performance of the Category and Peer Group medians during the 3-, 5- and 10-year periods. The Board also noted that the Fund’s performance was lower than the performance of its benchmark index, the Lehman Brothers Government/ Credit Bond Index, during 1- and 3-year periods, but was higher than the benchmark index’s performance during the 5- and 10-year periods. The Adviser explained that the Fund’s Peer Group contained primarily unleveraged closed-end funds, which impacted the Fund’s comparative performance results.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and in line with the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, and other non-advisory fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Category and Peer Group medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio was higher than the median rate of the Peer Group and lower than the median rate of the Category. The Board also noted that the Fund’s Net Expense Ratio was higher than the median rate of the Peer Group and in line with the median rate of the Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. The Adviser noted that most of the funds in the Peer Group were unleveraged, which contributed to the results. Based on the above-referenced considerations

38	Income Securities Trust | Semiannual report

and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

The Board noted that the Advisory Agreements offered breakpoints. However, the Board considered the limited relevance of economies of scale in the context of a closed-end fund that, unlike an open-end fund, does not continuously offer its shares. The Board noted that the Fund, as a closed-end investment company, was not expected to increase materially in size and that its assets would grow (if at all) through the investment performance of the Fund. Therefore, the Board did not consider potential economies of scale as a principal factor in assessing the fees payable under the Advisory Agreements, but concluded that the fees were fair and equitable based on relevant factors.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Income Securities Trust	39

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Transfer agent
James F. Carlin, Chairman	Chief Financial Officer	Mellon Investor Services
James R. Boyle†
William H. Cunningham	Gordon M. Shone	Newport Office Center VII
Charles L. Ladner*	Treasurer	480 Washington Boulevard
Dr. John A. Moore*		Jersey City, NJ 07310
Patti McGill Peterson*	John G. Vrysen
Steven R. Pruchansky	Chief Operating Officer	Legal counsel
* Members of the Audit Committee		K&L Gates LLP
† Non-Independent Trustee	Investment adviser	One Lincoln Street
	John Hancock Advisers, LLC	Boston, MA 02111-2950
Officers	601 Congress Street
Keith F. Hartstein	Boston, MA 02210-2805	Stock symbol
President and		Listed New York Stock
Chief Executive Officer	Subadviser	Exchange: JHS
MFC Global Investment
Thomas M. Kinzler	Management (U.S.), LLC	For shareholder assistance
Secretary and Chief Legal Officer	101 Huntington Avenue	refer to page 36
Boston, MA 02199
Francis V. Knox, Jr.
Chief Compliance Officer	Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Phone	Customer service representatives	1-800-852-0218
	Portfolio commentary	1-800-344-7054
	24-hour automated information	1-800-843-0090
	TDD line	1-800-231-5469

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

40	Income Securities Trust | Semiannual report

PRESORTED STANDARD U.S. POSTAGE

PAID MIS

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

P60SA 6/08
8/08

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached and “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 20, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: August 20, 2008